UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00750

Exact name of registrant as specified in charter:
Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: November 30, 2007

Item 1. Reports to Stockholders

Annual Report	Delaware
Large Cap Value Fund
November 30, 2007

Value equity mutual fund

Table of contents

> Portfolio management review	1
> Performance summary	4
> Disclosure of Fund expenses	6
> Sector allocation and top 10 holdings	7
> Statement of net assets	8
> Statement of operations	10
> Statements of changes in net assets	11
> Financial highlights	12
> Notes to financial statements	17
> Report of independent registered public accounting firm	22
> Other Fund information	23
> Board of trustees/directors and officers addendum	24
> About the organization	26

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Portfolio management review

Delaware Large Cap Value Fund

Dec. 11, 2007

The managers of Delaware Large Cap Value Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended Nov. 30, 2007.

How would you describe the economic and stock market environment of the past fiscal year?

Stocks turned in only moderate gains during the past year, in the face of a slowing economy, declining corporate earnings growth, and a weaker housing market. Equity markets rose steadily early in the period. The sanguine conditions were interrupted, however, by a brief but sharp correction in late February and early March as investors around the globe came to terms with weaker-than-expected economic data in the United States.

Stocks recovered throughout the spring, but conditions deteriorated during summer months as investors, already nervous about rising energy prices and other pressures on consumer spending, began to focus more intently on the difficult conditions for homeowners and homebuilders. Falling home prices and rising interest rates triggered an increase in mortgage defaults and substantial losses for banks and home lenders. Financial institutions that had invested in securities backed by the riskiest loans faced some of the steepest losses. Lenders responded by dramatically tightening their borrowing requirements.

Within this environment, nervous investors fled the stock market between mid-July and mid-August. Equity markets staged a temporary recovery in September after the Federal Reserve cut interest rates several times. The Fed’s interest rate cuts weren’t enough to satisfy investor anxiety, however. Markets fell sharply again in the fiscal period’s final month, overcome by losses associated with subprime mortgages as well as potentially meager consumer spending.

How did Delaware Large Cap Value Fund perform during the 12 months ended Nov. 30, 2007?

During the 12 months ended Nov. 30, 2007, Delaware Large Cap Value Fund returned +1.96% with all distributions reinvested (Class A shares at net asset value) and -3.92% with the sales charge included (Class A shares at maximum offer price). The Russell 1000 Value Index, our primary benchmark, gained 3.06% during the same period, while the Fund’s peer group, the Lipper Large-Cap Value Funds Average, returned +5.46% (Source: Lipper). For the complete, annualized performance of Delaware Large Cap Value Fund, please see the table on page 4.

What factors detracted from the Fund’s fiscal year performance?

The Fund’s underweight allocation versus the S&P 500 Index (which we use as our benchmark index for the Fund’s sector weightings) in the energy sector had a negative impact on performance, as rising commodity prices propelled energy sector shares during the period. Likewise, an underweight position in the cyclically oriented industrials sector detracted from Fund returns. Disappointing stock selection in the consumer discretionary sector also hurt Fund returns relative to the performance benchmark. Limited Brands was our biggest underperformer within the consumer discretionary sector. The company faced challenges related to a restructuring and experienced disappointing same-store sales.

Our decision to underweight companies within the financial sector helped the Fund’s performance, since financial companies as a whole were negatively impacted by the subprime mortgage crisis. Yet, several of our individual financial services holdings still hurt performance. For example, our investment in Washington Mutual, whose business is heavily tied to mortgage lending, detracted from performance. Midwest-based bank Huntington Bancshares was another disappointment. The combination of challenging interest rate conditions in recent years, along with its exposure to the slower Midwest economy and troubled U.S. auto industry, conspired to hurt Huntington’s stock price.

Consumer finance and credit card company Discover Financial Services also detracted from Fund returns. Discover, which was spun off from Morgan Stanley in June 2007, was a recent addition to the Fund. We believe that Discover’s stock fell in part because of investors’ worries about consumer spending strength and the potential for

The views expressed are current as of the date of this report and are subject to change.

(continues)    1

Portfolio management review

Delaware Large Cap Value Fund

higher charge-offs at the company. Despite recent troubles, we maintained this holding because we continued to have confidence in the company’s long-term value.

What stocks performed well for the Fund?

Although energy represented a smaller percentage within the Fund than within the S&P 500 Index, our holdings within the energy sector performed favorably. Diversified energy producers ConocoPhillips and Chevron delivered strong returns during the period.

The Fund’s healthcare investments, including Merck and Baxter International, also performed favorably. Pharmaceutical maker Merck benefited from a strong pipeline of promising new products and exceeded analysts’ relatively low earnings expectations. Baxter performed well thanks to growing sales and earnings.

Both the Fund’s stake within the technology sector and strong stock selection in that area added to returns. Technology is not considered a traditional value sector, yet we have found an increasing number of opportunities there in recent years. Hewlett-Packard (HP), which manufactures computers, printers, and other devices, performed particularly well. HP successfully grew its sales and earnings as the company benefited from new leadership and restructuring efforts. Leading microchip maker Intel also continued to rebound during much of the year and contributed to the Fund’s results.

Were there any noteworthy changes to the Fund?

We sold our shares of Merck and HP after the companies approached the valuation levels we had targeted. With the proceeds of the Merck sale, we established a position in another healthcare company, Johnson & Johnson, which offered a much more compelling valuation in our view. In addition, the company’s diversified product mix — its business mix includes products for the consumer, pharmaceutical, medical devices, and diagnostics markets — provided valuable diversification that we believed would be prudent in a potentially more challenging economic environment.

We also established a new position in leading food products company Kraft. Kraft has underperformed in recent years, but we believed the company could benefit from the strength of its product lineup and new leadership. We were also attracted to Kraft’s above-average dividend yield and the defensiveness that the consumer staples sector has historically provided in times of market uncertainty.

How was the Fund positioned at period end?

We generally sought to reduce risk within the Fund. We believed a more defensive posture was best in light of slowing economic and corporate earnings growth. In general, we favored stocks with higher dividend yields, lower valuations, and potential for more predictable earnings over time.

We were overweight versus the S&P 500 Index in healthcare, telecommunication services and, for part of the period, consumer staples stocks because we believe earnings within these sectors have tended to be relatively stable when the economy has experienced a slowdown. We were underweight in cyclical (economically sensitive) sectors such as energy and industrials. Finally, we continued to focus on undervalued companies with stronger balance sheets, whose increased financial flexibility can be valuable to investors during difficult economic times.

Performance summary

Delaware Large Cap Value Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Large Cap Value Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance
Average annual total returns
Through Nov. 30, 2007	1 year	5 years	10 years	Lifetime
Class A (Est. March 18, 1957)
Excluding sales charge	+1.96%	+10.95%	+5.12%	+11.09%
Including sales charge	-3.92%	+9.65%	+4.49%	+10.96%

Class B (Est. Sept. 6, 1994)
Excluding sales charge	+1.25%	+10.14%	+4.48%	+8.61%
Including sales charge	-2.62%	+9.83%	+4.48%	+8.61%

Class C (Est. Nov. 29, 1995)
Excluding sales charge	+1.24%	+10.15%	+4.33%	+7.31%
Including sales charge	+0.27%	+10.15%	+4.33%	+7.31%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

Class B shares may be purchased through dividend reinvestment and certain permitted exchanges. As described in the prospectus, Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Effective at the close of business on May 31, 2007, no new or subsequent investments are allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus for additional information.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The Fund’s expense ratios for Class A, B, C, and Institutional Class shares are 1.16%, 1.89%, 1.89%, and 0.89%, respectively, as disclosed in the most recent prospectus. The expense ratio for class R shares is 1.39%; without the fee waiver, total operating expenses would have been 1.49%.

The average annual total returns for the 1-year, 3-year, and lifetime (since June 2, 2003) periods ended Nov. 30, 2007, for Delaware Large Cap Value Fund Class R shares were 1.70%, 9.06%, and 10.45%, respectively.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through March 31, 2008.

The average annual total returns for the 1-year, 5-year, 10-year and lifetime (since March 18, 1957) for Delaware Large Cap Value Fund Institutional Class shares were 2.24%, 11.24%, 5.38%, and 11.16%, respectively.

Institutional Class shares were first made available Jan. 13, 1994, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to Jan. 13, 1994, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table on the previous page and the graph below do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics
As of Nov. 30, 2007

Fund objective
The Fund seeks long-term capital appreciation.

Total Fund net assets
$1.28 billion

Number of holdings
33

Fund start date
March 18, 1957

	Nasdaq symbols	CUSIPs
Class A	DELDX	245907100
Class B	DEIBX	245907605
Class C	DECCX	245907704
Class R	DECRX	245907886
Institutional Class	DEDIX	245907407

Performance of a $10,000 Investment
Nov. 30, 1997, through Nov. 30, 2007

	Starting value (Nov. 30, 1997)	Ending value (Nov. 30, 2007)
Russell 1000 Value Index	$10,000	$21,785
Delaware Large Cap Value Fund — Class A Shares	$9,425	$15,524

The chart assumes $10,000 invested in the Fund on Nov. 30, 1997, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Russell 1000 Value Index as of Nov. 30, 1997. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company.

Disclosure of Fund expenses

For the period June 1, 2007 to November 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 to November 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect for Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	6/1/07 to
	6/1/07	11/30/07	Ratio	11/30/07*
Actual Fund Return
Class A	$1,000.00	$916.10	1.12%	$5.38
Class B	1,000.00	913.20	1.86%	8.92
Class C	1,000.00	913.00	1.86%	8.92
Class R	1,000.00	915.10	1.36%	6.53
Institutional Class	1,000.00	917.80	0.86%	4.13
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.12%	$5.67
Class B	1,000.00	1,015.74	1.86%	9.40
Class C	1,000.00	1,015.74	1.86%	9.40
Class R	1,000.00	1,018.25	1.36%	6.88
Institutional Class	1,000.00	1,020.76	0.86%	4.36

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings

Delaware Large Cap Value Fund

As of November 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	99.39%
Consumer Discretionary	8.70%
Consumer Staples	13.00%
Energy	6.08%
Financials	22.88%
Health Care	18.65%
Industrials	5.69%
Information Technology	12.13%
Materials	3.13%
Telecommunications	5.89%
Utilities	3.24%
Discount Note	0.40%
Securities Lending Collateral	10.77%
Total Value of Securities	110.56%
Obligation to Return Securities Lending Collateral	(10.77%)
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Safeway	3.40%
Abbott Laboratories	3.39%
Gap	3.32%
Hartford Financial Services Group	3.26%
Chubb	3.26%
Heinz (H.J.)	3.24%
Progress Energy	3.24%
Kimberly-Clark	3.23%
Baxter International	3.21%
Bristol-Myers Squibb	3.20%

Statement of net assets

Delaware Large Cap Value Fund

November 30, 2007

	Number of
	Shares	Value
Common Stock – 99.39%
Consumer Discretionary – 8.70%
Gap	2,088,600	$ 42,607,440
*Limited Brands	1,714,100	34,419,128
*Mattel	1,735,200	34,669,296
		111,695,864
Consumer Staples – 13.00%
Heinz (H.J.)	880,500	41,647,650
*Kimberly-Clark	594,500	41,502,045
Kraft Foods Class A	1,157,500	39,991,625
*Safeway	1,255,600	43,694,880
		166,836,200
Energy – 6.08%
Chevron	440,600	38,671,462
ConocoPhillips	492,200	39,395,688
		78,067,150
Financials – 22.88%
Allstate	770,800	39,403,296
Chubb	766,000	41,785,300
Discover Financial Services	2,090,200	36,306,774
Hartford Financial Services Group	439,000	41,845,480
Huntington Bancshares	2,139,000	33,560,910
Morgan Stanley	656,900	34,631,768
*Wachovia	880,300	37,852,900
*Washington Mutual	1,453,900	28,351,050
		293,737,478
Health Care – 18.65%
Abbott Laboratories	755,900	43,471,809
Baxter International	688,100	41,196,547
Bristol-Myers Squibb	1,386,200	41,073,106
Johnson & Johnson	546,500	37,019,910
Pfizer	1,636,785	38,890,012
Wyeth	767,600	37,689,160
		239,340,544
Industrials – 5.69%
Donnelley (R.R.) & Sons	972,600	35,655,516
Waste Management	1,087,500	37,323,000
		72,978,516
Information Technology – 12.13%
Intel	1,551,400	40,460,512
*International Business Machines	354,200	37,254,756
Motorola	2,445,400	39,053,038
Xerox	2,308,200	38,962,416
		155,730,722
Materials – 3.13%
duPont (E.I.) deNemours	869,700	40,136,655
		40,136,655
Telecommunications – 5.89%
AT&T	976,000	37,292,960
Verizon Communications	885,800	38,275,418
		75,568,378
Utilities – 3.24%
*Progress Energy	852,200	41,604,404
		41,604,404
Total Common Stock
(cost $1,148,977,420)		1,275,695,911

	Principal
	Amount
^Discount Note – 0.40%
Federal Home Loan Bank
3.801% 12/3/07	$5,148,625	5,147,538
Total Discount Note
(cost $5,147,538)		5,147,538

Total Value of Securities Before
Securities Lending Collateral – 99.79%
(cost $1,154,124,958)		1,280,843,449

	Number of
	Shares
Securities Lending Collateral** – 10.77%
Investment Companies
Mellon GSL DBT II
Collateral Fund	138,201,761	138,201,761
Total Securities Lending Collateral
(cost $138,201,761)		138,201,761

Total Value of Securities – 110.56%
(cost $1,292,326,719)		1,419,045,210©
Obligation to Return Securities
Lending Collateral** – (10.77%)		(138,201,761)
Receivables and Other Assets
Net of Liabilities – 0.21%		2,660,444
Net Assets Applicable to 62,979,668
Shares Outstanding – 100.00%		$ 1,283,503,893

Net Asset Value – Delaware Large Cap Value Fund
Class A ($1,140,659,386 / 55,949,115 Shares)	$20.39
Net Asset Value – Delaware Large Cap Value Fund
Class B ($61,603,194 / 3,044,380 Shares)	$20.24
Net Asset Value – Delaware Large Cap Value Fund
Class C ($32,452,798 / 1,592,735 Shares)	$20.38
Net Asset Value – Delaware Large Cap Value Fund
Class R ($2,514,065 / 123,459 Shares)	$20.36
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($46,274,450 / 2,269,979 Shares)	$20.39

Components of Net Assets at November 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$1,043,610,015
Undistributed net investment income	11,544,119
Accumulated net realized gain on investments	101,631,268
Net unrealized appreciation of investments	126,718,491
Total net assets	$1,283,503,893

^	Zero coupon security. The rate shown is the yield at the time of purchase.

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements.”

©	Includes $133,887,835 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$20.39
Sales charge (5.75% of offering price) (B)	1.24
Offering price	$21.63

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Large Cap Value Fund

Year Ended November 30, 2007

Investment Income:
Dividends	$37,891,554
Interest	471,714
Securities lending income	177,124	$38,540,392

Expenses:
Management fees	8,550,685
Distribution expenses – Class A	3,467,349
Distribution expenses – Class B	821,544
Distribution expenses – Class C	365,892
Distribution expenses – Class R	10,704
Dividend disbursing and transfer agent fees and expenses	2,396,849
Accounting and administration expenses	567,257
Legal fees	164,580
Reports and statements to shareholders	140,006
Audit and tax	76,257
Trustees’ fees and benefits	70,093
Registration fees	68,812
Insurance fees	31,567
Custodian fees	25,077
Consulting fees	23,781
Trustees’ expenses	8,293
Dues and services	6,905
Pricing fees	2,532	16,798,183
Less waived distribution expenses – Class R		(1,784)
Less expense paid indirectly		(5,386)
Total operating expenses		16,791,013
Net Investment Income		21,749,379

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		119,395,985
Net change in unrealized appreciation/depreciation of investments		(108,281,785)
Net Realized and Unrealized Gain on Investments		11,114,200

Net Increase in Net Assets Resulting from Operations		$32,863,579

See accompanying notes

Statements of changes in net assets

Delaware Large Cap Value Fund

	Year Ended
	11/30/07	11/30/06
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,749,379	$20,834,354
Net realized gain on investments	119,395,985	65,994,031
Net change in unrealized appreciation/depreciation of investments	(108,281,785)	164,961,782
Net increase in net assets resulting from operations	32,863,579	251,790,167

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(21,411,565)	(19,859,095)
Class B	(931,711)	(1,186,676)
Class C	(368,579)	(335,762)
Class R	(21,980)	(17,100)
Institutional Class	(945,649)	(842,153)

Net realized gain on investments:
Class A	(44,502,988)	(73,336,165)
Class B	(3,420,371)	(8,144,250)
Class C	(1,304,943)	(2,246,101)
Class R	(43,547)	(66,060)
Institutional Class	(1,633,915)	(2,740,977)
	(74,585,248)	(108,774,339)
Capital Share Transactions:
Proceeds from shares sold:
Class A	58,189,536	65,874,511
Class B	3,494,094	5,439,751
Class C	5,033,360	4,819,232
Class R	2,190,254	676,135
Institutional Class	8,140,847	6,843,356

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	60,170,035	85,308,305
Class B	4,035,443	8,619,793
Class C	1,606,386	2,472,357
Class R	65,527	83,160
Institutional Class	2,579,564	3,583,070
	145,505,046	183,719,670
Cost of shares repurchased:
Class A	(186,876,732)	(206,560,918)
Class B	(46,743,339)	(58,142,068)
Class C	(9,799,583)	(10,340,307)
Class R	(780,818)	(816,466)
Institutional Class	(8,660,520)	(13,724,234)
	(252,860,992)	(289,583,993)
Decrease in net assets derived from capital share transactions	(107,355,946)	(105,864,323)
Net Increase (Decrease) in Net Assets	(149,077,615)	37,151,505

Net Assets:
Beginning of year	1,432,581,508	1,395,430,003
End of year (including undistributed net investment income of
$11,544,119 and $13,072,793, respectively)	$1,283,503,893	$1,432,581,508

See accompanying notes

Financial highlights

Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$21.080	$19.010	$18.030	$16.240	$14.320

Income from investment operations:
Net investment income[1]	0.336	0.305	0.271	0.204	0.205
Net realized and unrealized gain on investments
and foreign currencies	0.090	3.279	0.917	1.802	1.835
Total from investment operations	0.426	3.584	1.188	2.006	2.040

Less dividends and distributions from:
Net investment income	(0.363)	(0.324)	(0.192)	(0.216)	(0.120)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—
Total dividends and distributions	(1.116)	(1.514)	(0.208)	(0.216)	(0.120)

Net asset value, end of period	$20.390	$21.080	$19.010	$18.030	$16.240

Total return[2]	1.96%	20.28%	6.62%	12.44%	14.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,140,659	$1,246,544	$1,177,317	$1,253,876	$895,108
Ratio of expenses to average net assets	1.13%	1.17%	1.15%	1.15%	1.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.13%	1.17%	1.15%	1.16%	1.20%
Ratio of net investment income to average net assets	1.59%	1.60%	1.47%	1.18%	1.40%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	1.59%	1.60%	1.47%	1.17%	1.40%
Portfolio turnover	19%	16%	114%	70%	77%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$20.930	$18.880	$17.910	$16.150	$14.240

Income from investment operations:
Net investment income[1]	0.185	0.168	0.137	0.077	0.096
Net realized and unrealized gain on investments
and foreign currencies	0.091	3.252	0.912	1.789	1.821
Total from investment operations	0.276	3.420	1.049	1.866	1.917

Less dividends and distributions from:
Net investment income	(0.213)	(0.180)	(0.063)	(0.106)	(0.007)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—
Total dividends and distributions	(0.966)	(1.370)	(0.079)	(0.106)	(0.007)

Net asset value, end of period	$20.240	$20.930	$18.880	$17.910	$16.150

Total return[2]	1.25%	19.39%	5.87%	11.60%	13.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,603	$102,322	$136,050	$184,203	$74,019
Ratio of expenses to average net assets	1.86%	1.90%	1.88%	1.89%	1.94%
Ratio of net investment income to average net assets	0.86%	0.87%	0.74%	0.44%	0.66%
Portfolio turnover	19%	16%	114%	70%	77%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

(continues)     13

Financial highlights

Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$21.070	$19.000	$18.020	$16.250	$14.320

Income from investment operations:
Net investment income[1]	0.183	0.166	0.136	0.076	0.095
Net realized and unrealized gain on investments
and foreign currencies	0.093	3.274	0.923	1.800	1.842
Total from investment operations	0.276	3.440	1.059	1.876	1.937

Less dividends and distributions from:
Net investment income	(0.213)	(0.180)	(0.063)	(0.106)	(0.007)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—
Total dividends and distributions	(0.966)	(1.370)	(0.079)	(0.106)	(0.007)

Net asset value, end of period	$20.380	$21.070	$19.000	$18.020	$16.250

Total return[2]	1.24%	19.38%	5.89%	11.59%	13.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,453	$36,709	$36,148	$42,371	$13,764
Ratio of expenses to average net assets	1.86%	1.90%	1.88%	1.89%	1.94%
Ratio of net investment income to average net assets	0.86%	0.87%	0.74%	0.44%	0.66%
Portfolio turnover	19%	16%	114%	70%	77%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

					6/2/03[1]
	Year Ended				to
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$21.060	$19.000	$18.010	$16.230	$15.150

Income from investment operations:
Net investment income[2]	0.289	0.262	0.216	0.145	0.072
Net realized and unrealized gain on investments
and foreign currencies	0.083	3.275	0.915	1.809	1.063
Total from investment operations	0.372	3.537	1.131	1.954	1.135

Less dividends and distributions from:
Net investment income	(0.319)	(0.287)	(0.125)	(0.174)	(0.055)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—
Total dividends and distributions	(1.072)	(1.477)	(0.141)	(0.174)	(0.055)

Net asset value, end of period	$20.360	$21.060	$19.000	$18.010	$16.230

Total return[3]	1.70%	20.00%	6.30%	12.11%	7.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,514	$1,166	$1,078	$1,234	$654
Ratio of expenses to average net assets	1.36%	1.40%	1.45%	1.49%	1.54%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.46%	1.50%	1.48%	1.49%	1.54%
Ratio of net investment income to average net assets	1.36%	1.37%	1.17%	0.84%	0.91%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	1.26%	1.27%	1.14%	0.84%	0.91%
Portfolio turnover	19%	16%	114%	70%	77% [4]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     15

Financial highlights

Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$21.080	$19.010	$18.030	$16.240	$14.320

Income from investment operations:
Net investment income[1]	0.395	0.357	0.321	0.248	0.242
Net realized and unrealized gain on investments
and foreign currencies	0.091	3.279	0.912	1.805	1.835
Total from investment operations	0.486	3.636	1.233	2.053	2.077

Less dividends and distributions from:
Net investment income	(0.423)	(0.376)	(0.237)	(0.263)	(0.157)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—
Total dividends and distributions	(1.176)	(1.566)	(0.253)	(0.263)	(0.157)

Net asset value, end of period	$20.390	$21.080	$19.010	$18.030	$16.240

Total return[2]	2.24%	20.61%	6.88%	12.75%	14.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,275	$45,841	$44,837	$81,814	$45,191
Ratio of expenses to average net assets	0.86%	0.90%	0.88%	0.89%	0.94%
Ratio of net investment income to average net assets	1.86%	1.87%	1.74%	1.44%	1.66%
Portfolio turnover	19%	16%	114%	70%	77%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes to financial statements

Delaware Large Cap Value Fund

November 30, 2007

Delaware Group Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At November 30, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(continues)     17

Notes to financial statements

Delaware Large Cap Value Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended November 30, 2007, the Fund was charged $489,980 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At November 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$635,947
Dividend disbursing, transfer agent fees, and
other expenses payable to DSC	184,539
Distribution fee payable to DDLP	336,114
Other expenses payable to DMC and affiliates*	32,940

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2007, the Fund was charged $72,746 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2007, DDLP earned $74,302 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2007, DDLP received gross CDSC commissions of $301, $81,648 and $1,815 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2007, the Fund made purchases of $265,085,309 and sales of $415,236,524 of investment securities other than short-term investments.

At November 30, 2007, the cost of investments for federal income tax purposes $1,294,467,106. At November 30, 2007, net unrealized appreciation was $124,578,104, of which $209,235,327 related to unrealized appreciation of investments and $84,657,223 related to unrealized depreciation of investments.

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2007 and 2006 was as follows:

	Year Ended
	11/30/07	11/30/06
Ordinary income	$30,710,293	$ 21,006,940
Long-term capital gain	43,874,955	87,767,399
Total	$74,585,248	$108,774,339

5. Components of Net Assets on a Tax Basis

As of November 30, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,043,610,015
Undistributed ordinary income	13,381,792
Undistributed long-term capital gain	113,156,319
*Capital loss carryforwards	(11,222,337)
Unrealized appreciation of investments	124,578,104
Net assets	$1,283,503,893

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund in 2004.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2007, the Fund recorded the following reclassifications.

Undistributed net investment income	$ 401,431
Accumulated net realized gain (loss)	(401,431)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $3,740,779 was utilized at November 30, 2007. Capital loss carryforwards remaining at November 30, 2007 will expire as follows: $4,231,045 expires in 2009 and $6,991,292 expires in 2010.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/07	11/30/06
Shares sold:
Class A	2,728,759	3,408,228
Class B	166,730	285,406
Class C	236,685	248,715
Class R	101,673	35,902
Institutional Class	383,333	351,204

Shares issued upon reinvestment of
dividends and distributions:
Class A	2,896,765	4,742,047
Class B	196,067	483,517
Class C	77,463	137,792
Class R	3,152	4,630
Institutional Class	124,057	199,069
	6,914,684	9,896,510
Shares repurchased:
Class A	(8,820,182)	(10,939,123)
Class B	(2,207,672)	(3,086,596)
Class C	(463,779)	(547,163)
Class R	(36,741)	(41,886)
Institutional Class	(412,505)	(733,900)
	(11,940,879)	(15,348,668)
Net decrease	(5,026,195)	(5,452,158)

For the years ended November 30, 2007 and 2006, 1,204,469 Class B shares were converted to 1,195,215 Class A shares valued at $25,585,322 and 1,429,287 Class B shares were converted to 1,418,730 Class A shares valued at $26,919,220, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of November 30, 2007, or at any time during the year then ended.

(continues)     19

Notes to financial statements

Delaware Large Cap Value Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At November 30, 2007, the market value of securities on loan was $133,887,835, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Termination of New Share Purchases of Class B Shares

As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for (each a Fund) Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

12. Change in Custodian

On August 2, 2007, Mellon Bank, One Mellon Center, Pittsburgh, PA 15258, became the Fund’s custodian. Prior to August 2, 2007, JPMorgan Chase served as the Fund’s custodian.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 2007, the Fund designates dividends and distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions*	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
59%	41%	100%	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on percentage of ordinary income distributions.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received reduction.

* For the fiscal year ended November 30, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $30,710,293 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

For the fiscal year ended November 30, 2007, certain interest income and short-term gains paid by the Fund, determined to be Qualified Interest Income and Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended November 30, 2007, the Fund has designated maximum distributions of Qualified Interest Income and Short-Term Capital Gains of $275,554 and $7,432,240.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds II – Delaware Large Cap
Value Fund

We have audited the accompanying statement of net assets of Delaware Large Cap Value Fund (one of the series constituting Delaware Group Equity Funds II) (the “Fund”) as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Large Cap Value Fund of Delaware Group Equity Funds II at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
January 21, 2008

Other Fund information (unaudited)

Delaware Large Cap Value Fund

Fund management

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager,
Team Leader — Large-Cap Value Focus Equity

D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and The CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager

Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University and is a member of The CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager

Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a presidential scholar.

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	84	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	84	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	84	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	84	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	84	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	84	Director and
2005 Market Street		October 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	84	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Treasurer	84	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 31, 1948			(July 1995–January 2003)
3M Corporation

Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	84	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	84	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	84	None[4]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 26, 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	84	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	84	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern time, for assistance with any questions.

(2580)	Printed in the USA
AR-001 [11/07] CGI 1/08	MF-07-12-018 PO12522

Annual Report	Delaware
Value Fund
November 30, 2007

Value equity mutual fund

Table of contents

> Portfolio management review	1
> Performance summary	4
> Disclosure of Fund expenses	6
> Sector allocation and top 10 holdings	7
> Statement of net assets	8
> Statement of operations	10
> Statements of changes in net assets	11
> Financial highlights	12
> Notes to financial statements	17
> Report of independent registered public accounting firm	21
> Other Fund information	22
> Board of trustees/directors and officers addendum	23
> About the organization	25

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Portfolio management review

Delaware Value Fund

Dec. 11, 2007

The managers of Delaware Value Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended Nov. 30, 2007.

How would you describe the economic and stock market environment of the past fiscal year?

Stocks turned in only moderate gains during the past year, in the face of a slowing economy, declining corporate earnings growth, and a weaker housing market. Equity markets rose steadily early in the period. The sanguine conditions were interrupted, however, by a brief but sharp correction in late February and early March as investors around the globe came to terms with weaker-than-expected economic data in the United States.

Stocks recovered throughout the spring, but conditions deteriorated during summer months as investors, already nervous about rising energy prices and other pressures on consumer spending, began to focus more intently on the difficult conditions for homeowners and homebuilders. Falling home prices and rising interest rates triggered an increase in mortgage defaults and substantial losses for banks and home lenders. Financial institutions that had invested in securities backed by the riskiest loans faced some of the steepest losses. Lenders responded by dramatically tightening their borrowing requirements.

Within this environment, nervous investors fled the stock market between mid-July and mid-August. Equity markets staged a temporary recovery in September after the Federal Reserve cut interest rates several times. The Fed’s interest rate cuts weren’t enough to satisfy investor anxiety, however. Markets fell sharply again in the fiscal period’s final month, overcome by losses associated with subprime mortgages as well as potentially meager consumer spending.

How did Delaware Value Fund perform during the 12 months ended Nov. 30, 2007?

During the 12 months ended Nov. 30, 2007, Delaware Value Fund returned +2.25% with all distributions reinvested (Class A shares at net asset value) and -3.62% with the sales charge included (Class A shares at maximum offer price). The Russell 1000 Value Index, our primary benchmark, gained 3.06% during the same period, while the Fund’s peer group, the Lipper Large-Cap Value Funds Average, returned 5.46%. For the complete, annualized performance of Delaware Value Fund, please see the table on page 4.

What factors detracted from the Fund’s fiscal year performance?

The Fund’s underweight allocation versus the S&P 500 Index (which we use as our benchmark index for the Fund’s sector weightings) in the energy sector had a negative impact on performance, as rising commodity prices propelled energy sector shares during the period. Likewise, an underweight position in the cyclically oriented industrials sector detracted from Fund returns. Disappointing stock selection in the consumer discretionary sector also hurt Fund returns relative to the performance benchmark. Limited Brands was our biggest underperformer within the consumer discretionary sector. The company faced challenges related to a restructuring and experienced disappointing same-store sales.

Our decision to underweight companies within the financial sector helped the Fund’s performance, since financial companies as a whole were negatively impacted by the subprime mortgage crisis. Yet, several of our individual financial services holdings still hurt performance. For example, our investment in Washington Mutual, whose business is heavily tied to mortgage lending, detracted from performance. Midwest-based bank Huntington Bancshares was another disappointment. The combination of challenging interest rate conditions in recent years, along with its exposure to the slower Midwest economy and troubled U.S. auto industry, conspired to hurt Huntington’s stock price.

Consumer finance and credit card company Discover Financial Services also detracted from Fund returns. Discover, which was spun off from Morgan Stanley in June 2007, was a recent addition to the Fund. We believe that Discover’s stock fell in part because of investors’ worries about consumer spending strength and the

The views expressed are current as of the date of this report and are subject to change.

(continues)     1

Portfolio management review

Delaware Value Fund

potential for higher charge-offs at the company. Despite recent troubles, we maintained this holding because we continued to have confidence in the company’s long-term value.

What stocks performed well for the Fund?

Although energy represented a smaller percentage within the Fund than within the S&P 500 Index, our holdings within the energy sector performed favorably. Diversified energy producers ConocoPhillips and Chevron delivered strong returns during the period.

The Fund’s healthcare investments, including Merck and Baxter International, also performed favorably. Pharmaceutical maker Merck benefited from a strong pipeline of promising new products and exceeded analysts’ relatively low earnings expectations. Baxter performed well thanks to growing sales and earnings.

Both the Fund’s stake within the technology sector and strong stock selection in that area added to returns. Technology is not considered a traditional value sector, yet we have found an increasing number of opportunities there in recent years. Hewlett-Packard (HP), which manufactures computers, printers, and other devices, performed particularly well. HP successfully grew its sales and earnings as the company benefited from new leadership and restructuring efforts. Leading microchip maker Intel also continued to rebound during much of the year and contributed to the Fund’s results.

Were there any noteworthy changes to the Fund?

We sold our shares of Merck and HP after the companies approached the valuation levels we had targeted. With the proceeds of the Merck sale, we established a position in another healthcare company, Johnson & Johnson, which offered a much more compelling valuation in our view. In addition, the company’s diversified product mix — its business mix includes products for the consumer, pharmaceutical, medical devices, and diagnostics markets — provided valuable diversification that we believed would be prudent in a potentially more challenging economic environment.

We also established a new position in leading food products company Kraft. Kraft has underperformed in recent years, but we believed the company could benefit from the strength of its product lineup and new leadership. We were also attracted to Kraft’s above-average dividend yield and the defensiveness that the consumer staples sector has historically provided in times of market uncertainty.

How was the Fund positioned at period end?

We generally sought to reduce risk within the Fund. We believed a more defensive posture was best in light of slowing economic and corporate earnings growth. In general, we favored stocks with higher dividend yields, lower valuations, and potential for more predictable earnings over time.

We were overweight versus the S&P 500 Index in healthcare, telecommunication services and, for part of the period, consumer staples stocks because we believe earnings within these sectors have tended to be relatively stable when the economy has experienced a slowdown. We were underweight in cyclical (economically sensitive) sectors such as energy and industrials. Finally, we continued to focus on undervalued companies with strong balance sheets, whose increased financial flexibility can be valuable to investors during difficult economic times.

2

Performance summary

Delaware Value Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Value Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance
Average annual total returns
Through Nov. 30, 2007	1 year	5 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+2.25%	+12.39%	+7.86%
Including sales charge	-3.62%	+11.06%	+7.17%

Class B (Est. May 1, 2002)
Excluding sales charge	+1.41%	+11.54%	+7.26%
Including sales charge	-2.55%	+11.25%	+7.06%

Class C (Est. May 1, 2002)
Excluding sales charge	+1.49%	+11.58%	+7.22%
Including sales charge	+0.50%	+11.58%	+7.22%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Fund performance chart above and in the Performance of a $10,000 Investment chart on the next page. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.25% of average daily net assets through March 31, 2008.

Class B shares may be purchased through dividend reinvestment and certain permitted exchanges. As described in the prospectus, Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Effective at the close of business on May 31, 2007, no new or subsequent investments are allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus for additional information.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees from April 1, 2007, through March 31, 2008, as disclosed in the most recent prospectus.

The Fund’s net expense ratios for Class A, B, C, R, and Institutional Class shares are 1.00%, 1.75%, 1.75%, 1.25%, and 0.75%, respectively, as disclosed in the most recent prospectus. Without the fee waiver, total operating expenses for Class A, B, C, R, and Institutional Class shares would have been 1.16%, 1.86%, 1.86%, 1.46%, and 0.86%, respectively.

The average annual total returns for the 1-year and lifetime (since Sept. 1, 2005) periods ended Nov. 30, 2007, for Delaware Value Fund Class R shares were +1.95% and +9.97%, respectively.

Class R shares were first made available Sept. 1, 2005, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through March 31, 2008.

4

The average annual total returns for the 1-year, 5-year, and lifetime (since Sept. 15, 1998) periods ended Nov. 30, 2007, for Delaware Value Fund Institutional Class shares were +2.41%, +12.66%, and +8.02%, respectively.

Institutional Class shares were first made available Sept. 15, 1998, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table on the previous page and the graph below do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics
As of Nov. 30, 2007

Fund objective
The Fund seeks long-term capital appreciation.

Total Fund net assets
$624 million

Number of holdings
33

Fund start date
Sept. 15, 1998

	Nasdaq symbols	CUSIPs
Class A	DDVAX	24610C881
Class B	DDVBX	24610C873
Class C	DDVCX	24610C865
Class R	DDVRX	245907860
Institutional Class	DDVIX	24610C857

Performance of a $10,000 Investment
Sept. 15, 1998 (Fund’s inception), through Nov. 30, 2007

	Starting value (Sept. 15, 1998)	Ending value (Nov. 30, 2007)
Russell 1000 Value Index	$10,000	$21,230
Delaware Value Fund — Class A shares	$9,425	$18,929

The chart assumes $10,000 invested in the Fund on Sept. 15, 1998, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Russell 1000 Value Index as of Sept. 15, 1998. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company.

5

Disclosure of Fund expenses

For the period June 1, 2007 to November 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 to November 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	6/1/07 to
	6/1/07	11/30/07	Ratios	11/30/07*
Actual Fund Return
Class A	$1,000.00	$917.60	1.00%	$4.81
Class B	1,000.00	913.70	1.75%	8.40
Class C	1,000.00	913.80	1.75%	8.40
Class R	1,000.00	916.10	1.25%	6.00
Institutional Class	1,000.00	918.30	0.75%	3.61
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.05	1.00%	$5.06
Class B	1,000.00	1,016.29	1.75%	8.85
Class C	1,000.00	1,016.29	1.75%	8.85
Class R	1,000.00	1,018.80	1.25%	6.33
Institutional Class	1,000.00	1,021.31	0.75%	3.80

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

Sector allocation and top 10 holdings

Delaware Value Fund

As of November 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	99.05%
Consumer Discretionary	8.71%
Consumer Staples	13.10%
Energy	6.03%
Financials	22.51%
Health Care	18.68%
Industrials	5.81%
Information Technology	11.90%
Materials	2.96%
Telecommunications	5.85%
Utilities	3.50%
Discount Note	0.76%
Securities Lending Collateral	11.76%
Total Value of Securities	111.57%
Obligation to Return Securities Lending Collateral	(11.76%)
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Gap	3.63%
Progress Energy	3.50%
Abbott Laboratories	3.45%
Safeway	3.41%
Heinz (H.J.)	3.34%
Kimberly-Clark	3.27%
Chubb	3.25%
Baxter International	3.16%
Intel	3.13%
Hartford Financial Services Group	3.13%

7

Statement of net assets

Delaware Value Fund

November 30, 2007

	Number of
	Shares	Value
Common Stock – 99.05%
Consumer Discretionary – 8.71%
Gap	1,110,500	$ 22,654,200
*Limited Brands	762,500	15,311,000
Mattel	820,200	16,387,596
		54,352,796
Consumer Staples – 13.10%
Heinz (H.J.)	440,800	20,849,840
*Kimberly-Clark	292,200	20,398,482
Kraft Foods Class A	554,600	19,161,430
Safeway	611,700	21,287,160
		81,696,912
Energy – 6.03%
Chevron	211,900	18,598,463
ConocoPhillips	237,300	18,993,492
		37,591,955
Financials – 22.51%
Allstate	357,600	18,280,512
Chubb	371,900	20,287,145
Discover Financial Services	1,009,750	17,539,358
Hartford Financial Services Group	205,000	19,540,600
Huntington Bancshares	1,095,800	17,193,102
Morgan Stanley	305,900	16,127,048
*Wachovia	412,200	17,724,600
*Washington Mutual	702,400	13,696,800
		140,389,165
Health Care – 18.68%
Abbott Laboratories	373,900	21,502,989
Baxter International	328,800	19,685,256
Bristol-Myers Squibb	635,500	18,829,865
Johnson & Johnson	265,300	17,971,422
Pfizer	801,700	19,048,392
Wyeth	396,700	19,477,970
		116,515,894
Industrials – 5.81%
Donnelley (R.R.) & Sons	516,500	18,934,890
Waste Management	504,900	17,328,168
		36,263,058
Information Technology – 11.90%
Intel	749,500	19,546,960
*International Business Machines	171,400	18,027,852
*Motorola	1,126,800	17,994,996
Xerox	1,104,900	18,650,712
		74,220,520
Materials – 2.96%
duPont (E.I.) deNemours	399,900	18,455,385
		18,455,385
Telecommunications – 5.85%
AT&T	471,500	18,016,015
Verizon Communications	427,900	18,489,559
		36,505,574
Utilities – 3.50%
*Progress Energy	447,800	21,861,596
		21,861,596
Total Common Stock
(cost $575,967,954)		617,852,855

	Principal
	Amount
^Discount Note – 0.76%
Federal Home Loan Bank
3.80% 12/3/07	$4,737,495	4,737,495
Total Discount Note
(cost $4,737,495)		4,737,495

Total Value of Securities Before
Securities Lending Collateral – 99.81%
(cost $580,705,449)		622,590,350

	Number of
	Shares
Securities Lending Collateral** – 11.76%
Investment Companies
Mellon GSL DBT II Collateral Fund	73,333,740	73,333,740
Total Securities Lending Collateral
(cost $73,333,740)		73,333,740

Total Value of Securities – 111.57%
(cost $654,039,189)		695,924,090	©
Obligation to Return Securities Lending
Collateral** – (11.76%)		(73,333,740)
Receivables and Other Assets
Net of Liabilities – 0.19%		1,202,963
Net Assets Applicable to 46,729,314
Shares Outstanding – 100.00%		$623,793,313

Net Asset Value – Delaware Value Fund Class A
($420,119,993 / 31,451,674 Shares)		$13.36
Net Asset Value – Delaware Value Fund Class B
($9,513,940 / 718,606 Shares)		$13.24
Net Asset Value – Delaware Value Fund Class C
($65,890,113 / 4,974,032 Shares)		$13.25
Net Asset Value – Delaware Value Fund Class R
($2,245,853 / 168,578 Shares)		$13.32
Net Asset Value – Delaware Value Fund
Institutional Class ($126,023,414 / 9,416,424 Shares)		$13.38

8

Components of Net Assets at November 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$542,625,253
Undistributed net investment income	10,256,474
Accumulated net realized gain on investments	29,026,685
Net unrealized appreciation of investments	41,884,901
Total net assets	$623,793,313

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements.”

©	Includes $70,873,348 of securities loaned.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Value Fund
Net asset value Class A (A)	$13.36
Sales charge (5.75% of offering price) (B)	0.82
Offering price	$14.18

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

9

Statement of operations

Delaware Value Fund

Year Ended November 30, 2007

Investment Income:
Dividends	$16,624,677
Interest	470,113
Security lending income	55,137	$17,149,927

Expenses:
Management fees	3,997,495
Distribution expenses – Class A	1,152,784
Distribution expenses – Class B	107,387
Distribution expenses – Class C	628,127
Distribution expenses – Class R	5,957
Dividend disbursing and transfer agent fees and expenses	715,961
Accounting and administration expenses	249,802
Reports and statements to shareholders	85,565
Legal fees	74,164
Registration fees	67,619
Audit and tax	39,670
Trustees’ fees and benefits	29,368
Insurance fees	17,190
Custodian fees	15,981
Consulting fees	8,818
Trustees’ expenses	3,636
Dues and services	2,770
Pricing fees	2,086	7,204,380
Less expenses absorbed or waived		(610,995)
Less waiver of distribution expenses – Class A		(191,297)
Less waiver of distribution expenses – Class R		(990)
Less expense paid indirectly		(5,256)
Total operating expenses		6,395,842
Net Investment Income		10,754,085

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		30,452,305
Net change in unrealized appreciation/depreciation of investments		(32,006,320)
Net Realized and Unrealized Loss on Investments		(1,554,015)

Net Increase in Net Assets Resulting from Operations		$ 9,200,070

See accompanying notes

10

Statements of changes in net assets

Delaware Value Fund

	Year Ended
	11/30/07	11/30/06
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 10,754,085	$ 7,171,170
Net realized gain on investments	30,452,305	7,642,385
Net change in unrealized appreciation/depreciation of investments	(32,006,320)	59,882,591
Net increase in net assets resulting from operations	9,200,070	74,696,146

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,937,994)	(1,180,873)
Class B	(74,313)	(23,870)
Class C	(317,462)	(74,499)
Class R	(60)	— *
Institutional Class	(3,121,237)	(1,963,811)

Net realized gain on investments:
Class A	(4,618,381)	(687,229)
Class B	(168,142)	(41,336)
Class C	(718,298)	(129,011)
Class R	(96)	— *
Institutional Class	(3,135,233)	(917,311)
	(16,091,216)	(5,017,940)
Capital Share Transactions:
Proceeds from shares sold:
Class A	239,075,421	161,427,453
Class B	2,119,885	4,483,577
Class C	38,296,831	19,870,267
Class R	2,718,550	5,579
Institutional Class	15,850,488	73,698,794

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,063,500	1,758,516
Class B	227,222	61,146
Class C	961,811	183,652
Class R	156	— *
Institutional Class	6,052,619	2,878,965
	313,366,483	264,367,949
Cost of shares repurchased:
Class A	(90,733,167)	(26,171,621)
Class B	(2,682,568)	(2,529,601)
Class C	(12,956,961)	(3,696,378)
Class R	(407,529)	—
Institutional Class	(87,769,771)	(66,794,390)
	(194,549,996)	(99,191,990)
Increase in net assets derived from capital share transactions	118,816,487	165,175,959
Net Increase in Net Assets	111,925,341	234,854,165

Net Assets:
Beginning of year	511,867,972	277,013,807
End of year (including undistributed net investment income of
$10,256,474 and $6,953,455, respectively)	$623,793,313	$511,867,972

*Amount is less than one dollar.

See accompanying notes

11

Financial highlights

Delaware Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$13.470	$11.370	$10.760	$9.480	$8.300

Income from investment operations:
Net investment income[1]	0.241	0.225	0.220	0.134	0.110
Net realized and unrealized gain on investments	0.064	2.068	0.842	1.240	1.151
Total from investment operations	0.305	2.293	1.062	1.374	1.261

Less dividends and distributions from:
Net investment income	(0.191)	(0.122)	(0.089)	(0.094)	(0.081)
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—
Total dividends and distributions	(0.415)	(0.193)	(0.452)	(0.094)	(0.081)

Net asset value, end of period	$13.360	$13.470	$11.370	$10.760	$9.480

Total return[2]	2.25%	20.48%	10.11%	14.59%	15.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$420,120	$271,378	$104,140	$6,846	$717
Ratio of expense to average net assets	1.00%	1.01%	1.01%	1.00%	1.00%
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly	1.15%	1.17%	1.11%	1.17%	1.26%
Ratio of net investment income to average net assets	1.75%	1.84%	1.98%	1.32%	1.29%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	1.60%	1.68%	1.88%	1.15%	1.03%
Portfolio turnover	24%	24%	26%	128%	101%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

12

Delaware Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$13.370	$11.290	$10.680	$ 9.420	$8.310

Income from investment operations:
Net investment income[1]	0.138	0.134	0.137	0.058	0.044
Net realized and unrealized gain on investments	0.055	2.058	0.843	1.229	1.147
Total from investment operations	0.193	2.192	0.980	1.287	1.191

Less dividends and distributions from:
Net investment income	(0.099)	(0.041)	(0.007)	(0.027)	(0.081)
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—
Total dividends and distributions	(0.323)	(0.112)	(0.370)	(0.027)	(0.081)

Net asset value, end of period	$13.240	$13.370	$11.290	$10.680	$9.420

Total return[2]	1.41%	19.59%	9.35%	13.69%	14.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,514	$9,914	$6,516	$1,518	$383
Ratio of expense to average net assets	1.75%	1.76%	1.76%	1.75%	1.75%
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly	1.85%	1.87%	1.81%	1.87%	1.96%
Ratio of net investment income to average net assets	1.00%	1.09%	1.23%	0.57%	0.54%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	0.90%	0.98%	1.18%	0.45%	0.33%
Portfolio turnover	24%	24%	26%	128%	101%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     13

Financial highlights

Delaware Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$13.370	$11.290	$10.690	$ 9.420	$8.280

Income from investment operations:
Net investment income[1]	0.137	0.134	0.138	0.062	0.044
Net realized and unrealized gain on investments	0.066	2.058	0.832	1.235	1.155
Total from investment operations	0.203	2.192	0.970	1.297	1.199

Less dividends and distributions from:
Net investment income	(0.099)	(0.041)	(0.007)	(0.027)	(0.059)
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—
Total dividends and distributions	(0.323)	(0.112)	(0.370)	(0.027)	(0.059)

Net asset value, end of period	$13.250	$13.370	$11.290	$10.690	$9.420

Total return[2]	1.49%	19.59%	9.25%	13.80%	14.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,890	$41,013	$19,597	$2,477	$133
Ratio of expense to average net assets	1.75%	1.76%	1.76%	1.75%	1.75%
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly	1.85%	1.87%	1.81%	1.87%	1.96%
Ratio of net investment income to average net assets	1.00%	1.09%	1.23%	0.57%	0.54%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	0.90%	0.98%	1.18%	0.45%	0.33%
Portfolio turnover	24%	24%	26%	128%	101%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

14

Delaware Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06[1]
Net asset value, beginning of period	$13.420	$11.350

Income from investment operations:
Net investment income[2]	0.207	0.218
Net realized and unrealized gain on investments	0.057	2.058
Total from investment operations	0.264	2.276

Less dividends and distributions from:
Net investment income	(0.140)	(0.135)
Net realized gain on investments	(0.224)	(0.071)
Total dividends and distributions	(0.364)	(0.206)

Net asset value, end of period	$13.320	$13.420

Total return[3]	1.95%	20.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,246	$6
Ratio of expense to average net assets	1.25%	1.26%
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly	1.45%	1.47%
Ratio of net investment income to average net assets	1.50%	1.59%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	1.30%	1.38%
Portfolio turnover	24%	24%

1 As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.

[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     15

Financial highlights

Delaware Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Net asset value, beginning of period	$13.500	$11.390	$10.780	$ 9.500	$8.310

Income from investment operations:
Net investment income[1]	0.276	0.256	0.243	0.160	0.132
Net realized and unrealized gain on investments	0.051	2.077	0.846	1.237	1.155
Total from investment operations	0.327	2.333	1.089	1.397	1.287

Less dividends and distributions from:
Net investment income	(0.223)	(0.152)	(0.116)	(0.117)	(0.097)
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—
Total dividends and distributions	(0.447)	(0.223)	(0.479)	(0.117)	(0.097)

Net asset value, end of period	$13.380	$13.500	$11.390	$10.780	$9.500

Total return[2]	2.41%	20.85%	10.37%	14.83%	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,023	$189,557	$146,761	$68,949	$41,047
Ratio of expense to average net assets	0.75%	0.76%	0.76%	0.75%	0.75%
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly	0.85%	0.87%	0.81%	0.87%	0.96%
Ratio of net investment income to average net assets	2.00%	2.09%	2.23%	1.57%	1.54%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	1.90%	1.98%	2.18%	1.45%	1.33%
Portfolio turnover	24%	24%	26%	128%	101%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

16

Notes to financial statements

Delaware Value Fund

November 30, 2007

Delaware Group Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of up to 1% if redeemed during the first year and 0.50% during the second year, provided that, Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At November 30, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.

(continues)     17

Notes to financial statements

Delaware Value Fund

1. Significant Accounting Policies (continued)

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,706 for the year ended November 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of it’s investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 0.75% of average daily net assets of the Fund through March 31, 2008.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended November 30, 2007, the Fund was charged $212,581 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to waive distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At November 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$236,727
Dividend disbursing, transfer agent, and other
expenses payable to DSC	74,257
Distribution fees payable to DDLP	146,872
Other expenses payable to DMC and affiliates*	16,254

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2007, the Fund was charged $32,680 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2007, DDLP earned $61,309 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2007, DDLP received gross CDSC commissions of $2,145, $21,033 and $8,958 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2007, the Fund made purchases of $261,864,477 and sales of $145,688,624 of investment securities other than short-term investments.

At November 30, 2007, the cost of investments for federal income purposes was $655,311,842. At November 30, 2007, net unrealized appreciation was $40,612,248, of which $81,253,760 related to unrealized appreciation of investments and $40,641,512 related to unrealized depreciation of investments.

18

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended November 30, 2007 and 2006 was as follows:

	11/30/07	11/30/06
Ordinary income	$10,343,973	$4,729,315
Long-term capital gain	5,747,243	288,625
Total	$16,091,216	$5,017,940

5. Components of Net Assets on a Tax Basis

As of November 30, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$542,625,253
Undistributed ordinary income	18,773,475
Undistributed long-term capital gains	21,782,337
Unrealized appreciation of investments	40,612,248
Net assets	$623,793,313

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. There were no permanent book/tax differences for the year ended November 30, 2007.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/07	11/30/06
Shares sold:
Class A	17,318,755	12,926,400
Class B	154,758	369,958
Class C	2,784,880	1,620,047
Class R	198,536	415
Institutional Class	1,163,232	6,003,214

Shares issued upon reinvestment of
dividends and distributions:
Class A	600,409	154,799
Class B	16,944	5,392
Class C	71,670	16,181
Class R	12	—
Institutional Class	450,679	253,653
	22,759,875	21,350,059
Shares repurchased:
Class A	(6,607,465)	(2,097,772)
Class B	(194,798)	(210,902)
Class C	(948,968)	(304,890)
Class R	(30,386)	—
Institutional Class	(6,240,573)	(5,094,164)
	(14,022,190)	(7,707,728)
Net increase	8,737,685	13,642,331

For the years ended November 30, 2007 and 2006, 24,493 Class B shares were converted to 24,349 Class A shares valued at $339,773 and 19,626 Class B shares were converted to 19,535 Class A shares valued at $237,607, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of changes in the net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of November 30, 2007, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At November 30, 2007, the market value of securities on loan was $70,873,348, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

(continues)     19

Notes to financial statements

Delaware Value Fund

9. Credit and Market risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Termination of New Shares Purchases of Class B Shares

As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

12. Change in Custodian

On August 2, 2007, Mellon Bank N.A., One Mellon Center, Pittsburgh, PA 15258, became the Fund’s custodian. Prior to August 2, 2007, JPMorgan Chase served as the Fund’s custodian.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of the information.

For the fiscal year ended November 30, 2007, the Fund designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gains	Income	Total	(C)
Distributions	Distributions*	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
36%	64%	100%	97%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on a percentage of the Fund’s ordinary income distributions.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*	For the fiscal year ended November 30, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $10,343,973 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

20

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds II – Delaware Value Fund

We have audited the accompanying statement of net assets of Delaware Value Fund (one of the series constituting Delaware Group Equity Funds II) (the “Fund”) as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Value Fund of Delaware Group Equity Funds II at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
January 21, 2008

21

Other Fund information (unaudited)

Delaware Value Fund

Fund management

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager,
Team Leader – Large-Cap Value Focus Equity

D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and The CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager

Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University and is a member of The CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager

Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a presidential scholar.

22

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	84	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	84	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	84	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	84	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	84	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	84	Director and
2005 Market Street		October 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

(continues)     23

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	84	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Treasurer	84	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 31, 1948			(July 1995–January 2003)
3M Corporation

Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	84	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	84	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	84	None[4]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 26, 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	84	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	84	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

24

About the organization

This annual report is for the information of Delaware Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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> Visit www.delawareinvestments.com/edelivery

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern time, for assistance with any questions.

(2584)	Printed in the USA
AR-456 [11/07] CGI 1/08	MF-07-12-020 PO12524

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

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     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $86,100 for the fiscal year ended November 30, 2007.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

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     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $71,100 for the fiscal year ended November 30, 2006.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended November 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2006.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant’s fiscal year ended November 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0% These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed-upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

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     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $35,600 for the fiscal year ended November 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,000 for the fiscal year ended November 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2006.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2007.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2006.

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     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2006.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

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     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $289,962 and $273,220 for the registrant’s fiscal years ended November 30, 2007 and November 30, 2006, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

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Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 8, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 8, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 8, 2008

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